Document and Entity Information	Sep. 14, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001899287
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 14, 2022
Entity Registrant Name	Amprius Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41314
Entity Tax Identification Number	98-1591811
Entity Address, Address Line One	1180 Page Ave
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(800)
Local Phone Number	425-8803
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AMPX
Security Exchange Name	NYSE
Redeemable Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	AMPX.W
Security Exchange Name	NYSE